Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 21,356,228	$ 697,460	$ 23,517,064	$ 27,400,035
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 4,394,726		$ 5,243,997	$ 5,899,600
Percentage of total revenue	20.00%	20.00%	22.00%	22.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 4,629,430		$ 6,705,898	$ 7,963,714
Percentage of total revenue	22.00%	22.00%	29.00%	29.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 7,821,640		$ 7,288,642	$ 8,211,099
Percentage of total revenue	37.00%	37.00%	31.00%	30.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 4,510,432		$ 4,278,527	$ 5,325,622
Percentage of total revenue	21.00%	21.00%	18.00%	19.00%